UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 95.6%
Consumer Discretionary 12.0%
Hotels Restaurants & Leisure 1.6%
Burger King Holdings, Inc.	147,600	2,646,468
Household Durables 4.7%
Fortune Brands, Inc.	67,350	2,681,204
Garmin Ltd. (a)	74,900	2,461,963
Whirlpool Corp. (a)	42,650	2,738,556

		7,881,723
Leisure Equipment & Products 1.7%
Mattel, Inc. (a)	162,950	2,931,470
Specialty Retail 2.3%
Best Buy Co., Inc. (a)	38,500	1,396,780

TJX Companies, Inc.	69,925	2,513,804

		3,910,584
Textiles, Apparel & Luxury Goods 1.7%
VF Corp.	41,725	2,902,391
Consumer Staples 7.7%
Food & Staples Retailing 1.1%
SUPERVALU, Inc.	125,150	1,795,902
Food Products 3.4%
Corn Products International, Inc.	93,000	2,758,380
H.J. Heinz Co.	77,000	2,964,500

		5,722,880
Household Products 1.6%
Energizer Holdings, Inc.*	41,700	2,728,431
Tobacco 1.6%
Lorillard, Inc.	38,500	2,801,645
Energy 8.7%
Energy Equipment & Services 2.8%
Baker Hughes, Inc.	54,500	1,877,525
BJ Services Co. (a)	182,800	2,935,768

		4,813,293
Oil, Gas & Consumable Fuels 5.9%
Cameco Corp.	87,125	2,315,783
Chesapeake Energy Corp.	109,100	2,491,844
Cimarex Energy Co.	67,425	2,632,272
Newfield Exploration Co.*	62,750	2,427,797

		9,867,696
Financials 17.9%
Capital Markets 3.2%
Ameriprise Financial, Inc.	96,200	2,888,886
Federated Investors, Inc. "B"	93,625	2,457,656

		5,346,542
Commercial Banks 3.0%
Comerica, Inc.	99,450	2,652,332
SunTrust Banks, Inc. (a)	105,900	2,474,883

		5,127,215
Insurance 6.0%
Allstate Corp.	93,950	2,761,190
Cincinnati Financial Corp.	95,950	2,467,834
HCC Insurance Holdings, Inc.	102,000	2,696,880
RenaissanceRe Holdings Ltd.	41,213	2,244,048

		10,169,952
Real Estate Investment Trusts 4.4%
Annaly Capital Management, Inc. (REIT)	121,900	2,113,746
Hospitality Properties Trust (REIT)	144,350	2,630,057
Ventas, Inc. (REIT)	66,350	2,601,584

		7,345,387
Thrifts & Mortgage Finance 1.3%
Hudson City Bancorp., Inc.	164,075	2,152,664

Health Care 9.3%
Biotechnology 1.1%
Biogen Idec, Inc.*	38,500	1,933,085
Health Care Equipment & Supplies 4.2%
Kinetic Concepts, Inc.* (a)	80,200	2,562,390
The Cooper Companies, Inc.	73,750	2,014,850
Zimmer Holdings, Inc.*	51,300	2,429,055

		7,006,295
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	76,000	2,628,080
Pharmaceuticals 2.4%
Biovail Corp.	189,250	2,407,260
Mylan, Inc.* (a)	115,500	1,694,385

		4,101,645
Industrials 13.0%
Aerospace & Defense 2.8%
L-3 Communications Holdings, Inc.	38,450	2,860,680
Northrop Grumman Corp.	38,500	1,879,185

		4,739,865
Construction & Engineering 1.3%
Fluor Corp.	42,575	2,252,218
Electrical Equipment 2.8%
General Cable Corp.*	60,950	2,150,316
Hubbell, Inc. "B"	67,350	2,590,954

		4,741,270
Machinery 4.3%
Eaton Corp.	41,750	2,252,413
Joy Global, Inc.	61,700	2,397,045
Parker Hannifin Corp.	51,175	2,490,175

		7,139,633
Road & Rail 1.8%
Norfolk Southern Corp.	64,200	2,944,854
Information Technology 10.4%
Electronic Equipment, Instruments & Components 3.0%
Anixter International, Inc.* (a)	54,550	1,913,614
Arrow Electronics, Inc.*	115,450	3,191,038

		5,104,652
IT Services 3.0%
Fiserv, Inc.*	51,300	2,475,225
Western Union Co.	141,100	2,545,444

		5,020,669
Semiconductors & Semiconductor Equipment 2.9%
National Semiconductor Corp.	166,800	2,530,356
Xilinx, Inc. (a)	105,900	2,355,216

		4,885,572
Software 1.5%
Check Point Software Technologies Ltd.*	93,000	2,591,910
Materials 7.5%
Chemicals 3.2%
PPG Industries, Inc.	48,100	2,664,740
Terra Industries, Inc.	83,850	2,608,574

		5,273,314

Metals & Mining 4.3%
Nucor Corp.	51,300	2,284,902
Silver Wheaton Corp.*	256,200	2,654,232
Yamana Gold, Inc.	254,175	2,338,410

		7,277,544
Telecommunication Services 1.4%
Diversified Telecommunication Services
Windstream Corp.	266,200	2,281,334
Utilities 7.7%
Electric Utilities 4.2%
American Electric Power Co., Inc.	89,800	2,822,414
PPL Corp.	70,525	2,073,435
Progress Energy, Inc.	54,500	2,154,385

		7,050,234
Multi-Utilities 3.5%
Ameren Corp.	99,450	2,682,167
Integrys Energy Group, Inc. (a)	93,050	3,194,406

		5,876,573

Total Common Stocks (Cost $163,097,352)		160,992,990
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $13,186,741)	13,186,741	13,186,741
Cash Equivalents 4.4%
Cash Management QP Trust, 0.22% (b) (Cost $7,362,610)	7,362,610	7,362,610
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $183,646,703) †	107.8	181,542,341
Other Assets and Liabilities, Net	(7.8)	(13,138,228)

Net Assets	100.0	168,404,113

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $183,926,877. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $2,384,536. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,673,335 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,057,871.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $12,638,644 which is 7.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments(d)	$ 160,992,990	$ —	$ —	$ 160,992,990
Short-Term Investments(d)	13,186,741	7,362,610	—	20,549,351
Total	$ 174,179,731	$ 7,362,610	$ —	$ 181,542,341
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009